Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Changes in Goodwill

Changes in goodwill were as follows (in millions):

	Successor
	Year Ended December 31, 2013	Year Ended December 31, 2012
Beginning of period	$309.1	$308.8
Foreign currency translation	0.6	0.3

End of period	$309.7	$309.1

Components of Other Intangible Assets

The components of other intangible assets were as follows (in millions):

			Successor
			December 31, 2013
	Amortizable Life	Weighted Average Remaining Life	Gross	Impairment	Accumulated Amortization	Foreign Currency	Net
Acquired intangibles assets
Customer relationships	10 - 15 years	10 years	$283.6	$—	$(64.4)	$(0.1)	$219.1
Trademarks	5 years	2 years	0.6	—	(0.4)	—	0.2
Trademarks	Indefinite	Indefinite	151.0	(2.0)	—	—	149.0
Integrated software systems	5 years	2 years	11.0	—	(5.9)	—	5.1

			$446.2	$(2.0)	$(70.7)	$(0.1)	$373.4

			Successor
			December 31, 2012
	Amortizable Life	Weighted Average Remaining Life	Gross	Impairment	Accumulated Amortization	Foreign Currency	Net
Acquired intangibles assets
Customer relationships	10 - 15 years	11 years	$283.6	$—	$(42.3)	$(0.4)	$240.9
Trademarks	5 years	3 years	0.6	—	(0.2)	—	0.4
Trademarks	Indefinite	Indefinite	151.0	—	—	—	151.0
Integrated software systems	5 years	3 years	11.0	—	(3.7)	—	7.3

			$446.2	$—	$(46.2)	$(0.4)	$399.6

Estimated Amortization Expense Related to Acquired Intangible Assets and Integrated Software System

The estimated amortization expense related to acquired intangible assets and the integrated software system for each of the succeeding five years is as follows (in millions):

	Acquired Intangible Assets	Integrated Software Systems
2014	$22.2	$2.2
2015	22.2	2.2
2016	22.2	0.7
2017	22.1	—
2018	22.1	—